Management of Financial Risk (Details Narrative) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure of risk management strategy related to hedge accounting [line items]
Working capital	$ 4,900	$ 9,100
Cumulative adjustments on exchange differences on translation	$ 727	1,300
Description of currency translation adjustment	assuming all other variables remain constant, a 15% (2016 - 15%) depreciation or appreciation of the U.S. dollar relative to the Canadian dollar
Description of acquire of common shares in future	the Company adopted a normal course issuer bid whereby the Company may acquire up to 10.9 million common shares of the Company, and shall pay the prevailing market price at the time of purchase
Net income (Loss)	$ (1,960)	$ 6,791	$ (932)
Underlying Securities [Member]
Disclosure of risk management strategy related to hedge accounting [line items]
Increase decrease in market price, percentage	60.00%	100.00%
Net income (Loss)	$ 472	$ 955